Reverse Stock Split (Details) - Subsequent Event [Member] - shares	1 Months Ended
	Sep. 30, 2019	Sep. 26, 2019
Reverse Stock Split (Textual)
Reverse stock split	4-to-1
Minimum [Member]
Reverse Stock Split (Textual)
Authorized common shares		200,000,000
Maximum [Member]
Reverse Stock Split (Textual)
Authorized common shares		50,000,000